IMPORTANT NOTICE TO SHAREHOLDERS

Wilshire Variable Insurance Trust (the “Trust”)
Balanced Fund
(the “Fund”)

Supplement dated September 24, 2014 to the Prospectus for the Fund (the “Prospectus”) dated May 1, 2014, as supplemented June 27, 2014, July 7, 2014 and July 22, 2014

THIS SUPPLEMENT REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE PROSPECTUS.

On September 22, 2014, the Balanced Fund was renamed the Wilshire Global Allocation Fund.  All references to the Balanced Fund are hereby replaced with the Wilshire Global Allocation Fund.

On September 22, 2014, the Equity Fund, Income Fund, International Equity Fund, Small Cap Fund and Socially Responsible Fund (the “Acquired Funds”) merged into the Wilshire Global Allocation Fund.  All references to the Acquired Funds are hereby deleted in their entirety.

The Prospectus is supplemented as follows:

The following replaces the sub-section titled “Annual Fund Operating Expenses” under the section “Fees and Expenses of the Fund” on pg. 8:

Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment):

Management Fees**	0.17%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Acquired Fund Fees and Expenses***	0.80%
Total Annual Fund Operating Expenses	1.41%
Less Fee Waiver/Expense Reimbursement****	(0.11%)
Net Annual Fund Operating Expenses	1.30%

*
Annual Fund Operating Expenses are restated due to a change in the Fund’s allocation of underlying fund investments and the appointment of a subadviser to manage the direct fixed income investments of the Fund effective July 8, 2014.

**	The Fund’s shareholders indirectly bear, pro rata, the expenses of the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund. These indirect expenses are based on actual expense ratios for the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund. The Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund fees and expenses are not reflected in the Fund’s expense ratio as shown in the Financial Highlights table of the Prospectus. In addition, the Management Fee shown is restated based upon the change in the Fund’s allocation of underlying fund investments and the appointment of a subadviser to manage the direct fixed income securities investments of the Fund effective July 8, 2014. Future reallocation of the Fund’s investments in underlying funds could change the Management Fee.

***	Acquired Fund Fees and Expenses are estimated based upon the Fund’s current allocations to underlying fund investments. Future reallocation of such investments could change Acquired Fund Fees and Expenses.
****	Wilshire Associates Incorporated has agreed to limit expenses for the Fund to 0.50% (excluding taxes, brokerage expenses, dividend expenses on short securities, acquired fund fees and expenses and extraordinary expenses) through August 13, 2015.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect expenses that apply to separate accounts or related annuity contracts, and if such expenses were reflected, fees would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$132	$435	$761	$1,681

The following shall replace the second sentence of the fourth paragraph under the heading “Principal Investment Strategies” on pg. 9:

With respect to the Fund’s direct investments in fixed income securities, Guggenheim will seek to achieve the Fund’s investment objective by primarily investing in a wide range of U.S. fixed income and other U.S. debt securities selected from a variety of sectors and credit qualities, that may include, but are not limited to, the following types of securities that Guggenheim believes offer attractive yield and/or capital appreciation potential: treasury, government, and agency securities (including those not backed by the full faith and credit of the U.S. government); asset-backed securities (including structured finance investments); collateralized mortgage obligations (both commercial and residential); mortgage-backed securities (both commercial and residential); collateralized debt obligations (including collateralized loan obligations and collateralized bond obligations); corporate securities; private placements; unregistered or restricted securities (including those issued in reliance on Rule 144A, or Regulation D securities and Regulation S securities); mezzanine and preferred securities; convertible debt (which may result in equity received in a conversion or a workout); commercial paper; inflation-indexed bonds; structured notes; bank certificates of deposit; fixed time deposits; bank notes, bank loans (including, but not limited to, syndicated loans, secured and unsecured loans, bridge loans, debtor-in-possession (“DIP”) loans, revolving credit facilities and other floating rate corporate loans) and loan participations and assignments; bankers’ acceptances; municipal securities; credit linked notes; and asset-backed commercial paper.

The following shall replace the first sentence of the seventh paragraph under the heading “Principal Investment Strategies” on pg. 10:

The Fund may use leverage to the extent permitted by applicable law by entering into reverse repurchase agreements and borrowing transactions (typically lines of credit) for investment purposes.

The following shall replace the section “Leverage Risk” under the heading “Additional Information About the Funds’ Strategies and Risks” under the sub-heading “Balanced Fund”:

Leverage Risk.  The use of derivatives, reverse repurchase agreements, unfunded commitments, tender option bonds and borrowings (typically lines of credit) may create leveraging risk.  For example, because of the low margin deposit required, futures trading involves an extremely high degree of leverage.  As a result, a relatively small price movement in a futures contract may result in an immediate and substantial impact on the net asset value (“NAV”) of the Fund.  Leveraging may cause the Fund’s performance to be more volatile than if it had not been leveraged.  To mitigate leveraging risk and otherwise comply with regulatory requirements, the Fund must segregate or earmark liquid assets to meet its obligations under, or otherwise cover, the transactions that may give rise to this risk.  Applicable law limits the Fund from borrowing in an amount greater than 33 1/3% of its assets.

The Fund is permitted to borrow money for certain purposes.  To the extent that the Fund purchases securities while it has outstanding borrowings, it is using leverage, i.e., using borrowed funds for investment.  Leveraging will exaggerate the effect on the NAV of any increase or decrease in the market value of the Fund’s portfolio.  Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased.

The following shall replace the section “Restricted Securities Risk” under the heading “Additional Information About the Funds’ Strategies and Risks” under the sub-heading “Balanced Fund”:

Restricted Securities Risk.  Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 (“1933 Act”). Unless registered for sale, restricted securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities may be considered illiquid and, therefore, are subject to the Fund’s limitation on illiquid securities.

Restricted securities may involve a high degree of business and financial risk, which may result in substantial losses. The securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund.  The Fund may invest in restricted securities, including securities initially offered and sold without registration pursuant to Rule 144A (“Rule 144A Securities”), securities issued and sold pursuant to Regulation D under the 1933 Act (“Regulation D Securities”) and securities of U.S. and non-U.S. issuers initially offered and sold outside the United States without registration with the Securities and Exchange Commission pursuant to Regulation S under the 1933 Act (“Regulation S Securities”).  Rule 144A Securities and Regulation S Securities generally may be traded freely among certain qualified institutional investors, such as the Fund, and non-U.S. persons, but resale to a broader base of investors in the United States may be permitted only in significantly more limited circumstances.

Investing in Rule 144A Securities and other restricted and non-registered securities (such as privately placed securities purchased through transactions complying with the requirements in Regulations D or S) could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities to the extent that qualified institutional buyers become uninterested, for a time, in purchasing these securities.

The following replaces the section “Illiquid Securities” under the heading “Additional Investment and Related Risks” on pg. 60:

Illiquid Securities.  Variable and floating rate instruments that cannot be disposed of within seven days and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to the limits prescribed by the Securities and Exchange Commission.  Any such security will be considered liquid so long as it is determined by a sub-adviser that an adequate trading market exists for that security.  This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these securities.  The Wilshire Global Allocation Fund may purchase securities which are not registered under the 1933 Act but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act to the extent permitted under the Investment Company Act of 1940, as amended.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

WIL-SK-031-0100

IMPORTANT NOTICE TO SHAREHOLDERS

Wilshire Variable Insurance Trust (the “Trust”)

Balanced Fund (the “Fund”)

Supplement dated September 24, 2014 to the Statement of Additional Information (“SAI”) for the Fund dated May 1, 2014, as supplemented June 27, 2014 and July 7, 2014

THIS SUPPLEMENT REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SAI.

On September 22, 2014, the Balanced Fund was renamed the Wilshire Global Allocation Fund.  All references to the Balanced Fund are hereby replaced with the Wilshire Global Allocation Fund.

On September 22, 2014, the Equity Fund, Income Fund, International Equity Fund, Small Cap Fund and Socially Responsible Fund (the “Acquired Funds”) merged into the Wilshire Global Allocation Fund.  All references to the Acquired Funds are hereby deleted in their entirety.

The SAI is supplemented as follows:

The paragraphs included in the section titled “INVESTMENT RESTRICTIONS” beginning on pg. 5 relating to the Acquired Funds and the Wilshire Global Allocation Fund are replaced with the following:

INVESTMENT RESTRICTIONS

Each Fund operates under its respective fundamental investment restrictions, set forth below, which cannot be changed without the approval of a “majority of the outstanding voting securities.” The investment objective of the Wilshire Global Allocation Fund also cannot be changed without the approval of a “majority of the outstanding voting securities.” A “majority of the outstanding voting securities” of a Fund is defined in the 1940 Act to mean the lesser of (i) 67% of the Fund’s shares present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the Fund’s outstanding shares.

The Wilshire Global Allocation Fund:

(1)	may not purchase securities other than the securities in which the Fund is authorized to invest;
(2)
may issue senior securities to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time;

(3)
may borrow money to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time;

(4)
may not “concentrate” its investments in a particular industry, except to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time;

(5)
may purchase real estate or any interest therein (such as securities or instruments backed by or related to real estate) to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time;

(6)
may purchase or sell commodities, including physical commodities, or contracts, instruments and interests relating to commodities to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time;

(7)
may make loans to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time;

(8)	may not act as an underwriter of securities issued by others, except to the extent it could be considered an underwriter in the acquisition and disposition of restricted securities;
(9)	shall be a “diversified company”, as that term is defined in the 1940 Act, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time;

The Wilshire Global Allocation Fund is also subject to the following non-fundamental restriction, which may be changed by the Board of Trustees.  The Wilshire Global Allocation Fund may invest in securities of other investment companies, to the extent permitted under the 1940 Act.

The following sentences shall be deleted in their entirety from the first paragraph of “Reverse Repurchase Agreements and Other Borrowings” on pg. 12 under the section titled “DESCRIPTIONS OF SECURITIES AND RISKS”:

As a matter of operating policy, the aggregate amount of illiquid repurchase and reverse repurchase agreements will not exceed 10% of any of a fund’s total net assets at the time of initiation.

In addition, whenever borrowings (which does not include reverse repurchase agreements that are covered with segregated assets) exceed 5% of a Fund’s or a Wilshire Underlying Fund’s total assets, the Fund will not make any additional investments.

The following sentence shall be deleted in its entirety from the first paragraph of “Currency Transactions” on pg. 24 under the section titled “DESCRIPTIONS OF SECURITIES AND RISKS”:

The Funds may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody’s, respectively, or that have an equivalent rating from an NRSRO or are determined to be of equivalent credit quality by the subadviser.

The following sentence shall be deleted in its entirety from the first paragraph of “Shares of Other Investment Vehicles” on pg. 36 under the section titled “DESCRIPTIONS OF SECURITIES AND RISKS”:

Securities of investment vehicles that are not subject to regulation as registered investment companies may be considered to be illiquid and, therefore, are subject to the Wilshire Global Allocation Fund’s limitation on illiquid securities as discussed in the Wilshire Global Allocation Fund’s fundamental investment restrictions.

The following is added to pg. 49 under the section titled “INVESTMENT ADVISORY AGREEMENTS”:

For the Wilshire Global Allocation Fund, Wilshire has contractually agreed to limit expenses for the Fund to 0.50% (excluding taxes, brokerage expenses, dividend expenses on short securities, acquired fund fees and expenses and extraordinary expenses) (the “Operating Expense Limit”) through August 13, 2015.  Wilshire may recoup the amount of any advisory fee waived or expense reimbursement within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation, to the extent the Fund’s annualized operating expenses are less than the Operating Expense Limit.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SAI
FOR FUTURE REFERENCE.

WIL-SK-032-0100